Accounts and notes receivable (Details) $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts and notes receivable
Accounts receivable	¥ 12,494,000		¥ 14,589,000
Notes receivable	1,530,000		5,500,000
Accounts and notes receivable	14,024,000	$ 2,201	20,089,000
Allowance for credit losses	¥ 141		¥ 0